Financial Instruments - Summary of Financial Instruments Measured at Fair Value on Recurring Basis (Details) - Recurring fair value measurement [member] - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of fair value measurement of assets [line items]
Total Assets	¥ 687,957	¥ 521,486
Total Liabilities	1,368	1,186
Derivative Liabilities | Financial liabilities measured at FVTPL
Disclosure of fair value measurement of assets [line items]
Total Liabilities	1,368	1,186
Level 1
Disclosure of fair value measurement of assets [line items]
Total Assets	262,455	137,560
Total Liabilities	100	102
Level 1 | Derivative Liabilities | Financial liabilities measured at FVTPL
Disclosure of fair value measurement of assets [line items]
Total Liabilities	100	102
Level 2
Disclosure of fair value measurement of assets [line items]
Total Assets	82,592	96,284
Total Liabilities	1,268	1,084
Level 2 | Derivative Liabilities | Financial liabilities measured at FVTPL
Disclosure of fair value measurement of assets [line items]
Total Liabilities	1,268	1,084
Level 3
Disclosure of fair value measurement of assets [line items]
Total Assets	342,910	287,642
Financial assets measured at FVTPL | Exchange Traded Funds
Disclosure of fair value measurement of assets [line items]
Total Assets	202,879	132,509
Financial assets measured at FVTPL | Exchange Traded Funds | Level 1
Disclosure of fair value measurement of assets [line items]
Total Assets	202,879	132,509
Financial assets measured at FVTPL | Equity Securities
Disclosure of fair value measurement of assets [line items]
Total Assets	1,294	184
Financial assets measured at FVTPL | Equity Securities | Level 1
Disclosure of fair value measurement of assets [line items]
Total Assets	306	184
Financial assets measured at FVTPL | Equity Securities | Level 2
Disclosure of fair value measurement of assets [line items]
Total Assets	24
Financial assets measured at FVTPL | Equity Securities | Level 3
Disclosure of fair value measurement of assets [line items]
Total Assets	964
Financial assets measured at FVTPL | Derivative Assets
Disclosure of fair value measurement of assets [line items]
Total Assets	2,310	2,234
Financial assets measured at FVTPL | Derivative Assets | Level 1
Disclosure of fair value measurement of assets [line items]
Total Assets	203	228
Financial assets measured at FVTPL | Derivative Assets | Level 2
Disclosure of fair value measurement of assets [line items]
Total Assets	2,107	2,006
Financial assets measured at FVTPL | Derivative Assets | Level 3
Disclosure of fair value measurement of assets [line items]
Total Assets		0
Financial assets measured at FVTOCI | Japanese Government Bonds and Municipal Bonds
Disclosure of fair value measurement of assets [line items]
Total Assets	58,674	11,425
Financial assets measured at FVTOCI | Japanese Government Bonds and Municipal Bonds | Level 1
Disclosure of fair value measurement of assets [line items]
Total Assets	55,949	4,639
Financial assets measured at FVTOCI | Japanese Government Bonds and Municipal Bonds | Level 2
Disclosure of fair value measurement of assets [line items]
Total Assets	2,725	6,786
Financial assets measured at FVTOCI | Corporate and Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Total Assets	87,586	95,692
Financial assets measured at FVTOCI | Corporate and Other Debt Securities | Level 1
Disclosure of fair value measurement of assets [line items]
Total Assets	3,118
Financial assets measured at FVTOCI | Corporate and Other Debt Securities | Level 2
Disclosure of fair value measurement of assets [line items]
Total Assets	77,736	87,492
Financial assets measured at FVTOCI | Corporate and Other Debt Securities | Level 3
Disclosure of fair value measurement of assets [line items]
Total Assets	6,732	8,200
Financial assets measured at FVTOCI | Asset Backed Securities
Disclosure of fair value measurement of assets [line items]
Total Assets	335,214	279,442
Financial assets measured at FVTOCI | Asset Backed Securities | Level 3
Disclosure of fair value measurement of assets [line items]
Total Assets	¥ 335,214	¥ 279,442